ACQUISITION (Details Textual)	1 Months Ended
Apr. 21, 2016 USD ($) $ / shares shares
Business Acquisition [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.59%
Fair Value Assumption Forfeited rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	114.00%
Exercise Price 0.25 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.25
Exercise Price 0.95 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.95
Exercise Price 1.05 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.05
Interactive Motion Technologies, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Effective Date of Acquisition	Apr. 21, 2016
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000
Business Acquisition, Number Of Option Acquired	3,895,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,000,000
Allocated Share-based Compensation Expense | $	$ 2,582,890
Share Price | $ / shares	$ 0.98
Loans and Leases Receivable, Related Parties | $	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subordinated Debt | $	$ 200,000